Segment reporting and information on geographical areas - Additional information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	€ 2,355	€ 679	€ 114
Inventory write-down	462	120	0
Space Segments
Disclosure of operating segments [line items]
Inventory write-down	2,501	0	0
Space Segments | One Customer
Disclosure of operating segments [line items]
Revenue	€ 2,132		€ 114
Percentage of entity's revenue	91.00%		100.00%
Air Segments
Disclosure of operating segments [line items]
Inventory write-down	€ 0	120	€ 0
Air Segments | One Customer
Disclosure of operating segments [line items]
Revenue		€ 467
Percentage of entity's revenue		69.00%